Consolidated Balance Sheets (CAD)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	50,635	3,319,627
Short term investments	5,173,430	2,449,450
Restricted cash [note 3]		53,921
Accounts receivable	248,930	295,879
Work-in-progress		299,842
Prepaid expenses and other	338,644	158,456
Total current assets	5,811,639	6,577,175
Long term assets
Property and equipment [note 4]	237,464	262,818
Total assets	6,049,103	6,839,993
Current liabilities:
Accounts payable and accrued liabilities [note 5]	782,626	939,355
Deferred revenue		2,781,101
Fair value of US$ Warrants [note 12]		1,238,000
Net current liabilities	782,626	4,958,456
Long term liabilities:
Asset retirement obligation [note 6]	50,000	64,560
Total liabilities	832,626	5,023,016
Future operations [note 1]
Commitments and contingencies [note 15]
Subsequent events [note 10]
Shareholders' equity:
Common shares [note 7]: - authorized unlimited, Issued: 44,958,843 (2013 - 42,418,326) common shares	65,792,307	61,340,321
Preferred shares [note 8]: - authorized unlimited, Issued: 8,000,000 (2013 - 8,000,000) Preferred shares	232,600	232,600
Contributed capital	6,400,789	5,889,914
Deficit	(67,920,154)	(66,356,793)
Accumulated other comprehensive income	710,935	710,935
Net Shareholders' equity	5,216,477	1,816,977
Total Liabilities and Shareholders' equity	6,049,103	6,839,993